Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
409044066	XXXXX	XXXXX	XXX	Seller Name		XXX	XXX	Verified XXX using guideline matrix
409044066	XXXXX	XXXXX	XXX	Loan Amount	notePage	$XXXXXX	$XXXXXX	Verified XXX using the Note
409044066	XXXXX	XXXXX	XXX	Sales Price	propertyValuationPage	XXX	XXX	Verified XXX using sales contract
409044066	XXXXX	XXXXX	XXX	Lock Date	disclosuresPagev2	XXX	XXX	Verified XXX using signed lock commitment
409049509			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	The qualifying total DTI is XXX% the discrepancy is due the difference in XXX for XXX. and rental income
409049457			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Per DTI on the AUS
409049459			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Audit Bonus income from worksheet is XXX lower than Lender's calculation resulting in a higher DTI
409049463			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Qualifying total debt t o income ratio is XXX%. Originator calculated haz policy monthly amount of XXX actual monthly payment is XXX difference of XXX per month.
409049464			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX
True Data DTI matches DU submission #XX/XX/XXXX. verified qualifying DTI XXX% rounded up to XXX; Lender included Alimony as negative other income as opposed to a debt. Per FNMA guidelines the lender has the option to reduce qualifying income instead of including as a monthly payment in the DTI

409049468			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	using PITI from most recent mortgage Statement for investment property plus XXX per month HOA fee.
409049489			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Audit used higher hazard insurance premium from declaration
409049502			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	B1 Income Base recalculated to a slightly lower amount which caused the DTI to increase slightly from XXX to XXX%
409049526			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX
DTI is still within guidelines. Lender qualified the B1 with the following income $XXX. Auditor verified XXX for B1 TOTAL income for both borrowers TOTAL Income $XXX. A difference $-XXX. Monthly obligations $XXX/TOTAL INCOME $XXX=DTI XXX%

409049568			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX
All other payment in AUS shows XXX and in XXX shows XXX as per credit report included all payments the value will be XXX this is Manual Underwriting loan. Student loans included in audit calculation; calculation matches XXX

409049451			XXX	Loan Purpose	the1003Page	XXX	XXX	True Data is correct.
409049510			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Total expenses XXX (P&I XXX + hazrd XXX + tax XXX + hoa XXX + other payments $XXX) / income XXX = XXX% **other payments original uw has XXX higher amount- not reflected on credit report**
409049527			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Variance due to income calculations- Missing XXX K1 for XXX- unable to validate income.
409049531			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	bonus difference of XXX per audit calculation. Audit XXX vs lender XXX
409049534			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX
DTI increased due to the following issue: REO Property located on XXX. Lender qualified the borrower using income loss in the amount of $-XXX. The auditor verified income loss in the amount of $-XXX. A difference of XXX. DTI still within guidelines

409049538			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	DTI mismatched due to lower calculation of other income "Int and Dvd.
409049544			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Lender did not include self XXX loss of XXX listed on Final XXX and in DU resulting in a higher DTI within tolerance
409049599			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	XXX XXX HOA higher expense considered as per Schedule E. Unable to source lender used HOA Document.
409049588			XXX	Loan Purpose	the1003Page	XXX	XXX	The XXX reflects as a XXX
409049476			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX
Inquiry Letter XX/XX/XXXX reflects inquiry XXX XX/XX/XXXX and new debt acquired account #XXX balance XXX payment XXX File is missing most recent Statement to confirm terms and conditions of new debt and required per guidelines.

409049481			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Audit PITI calculation is XXX MORE than Lender's amount resulting in a higher DTI
409049491			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX
Lender's income of XXX = XXX per XXX XXX return and paystub for a total income of XXX Audit income XXX Lender used additional income from the business, it appears the lender gave monthly income of XXX base off the paystub in the file. Audit income is based on XXX XXX and K1 and W2

409049514			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX
Audit DTI XXX is due to, B1 and B2's- self-employments, from XXX, being verified as negative - XXX a month for each borrower, instead of what was used at origination of negative XXX a month for each borrower. This increased the origination DTI XXX% by XXX%. Does not exceed max DTI allowed of XXX% per Lender's guidelines or increase over the allowed tolerance for AUS-DU approval.

409049523			XXX	Loan Purpose	the1003Page	XXX	XXX	Per CD and 1003 XXX
409049545			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Audit DTI of XXX stems from Negative Net Rental income of XXX vs AUS XXX and All other payments XXX vs AUs XXX
409049577			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Audit PITI calculation for subject is XXX higher than Lender's amount resulting in a higher DTI
409049586			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Ratios are correct and match XXX and AUS in file.
409051314			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	XXX in file lists the borrowers primary housing payment as XXX and a DTI of XXX%. This is double the lease amount of XXX A request for an updated XXX was provided.
409051332			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Variance in the DTI is the XXX debt w/1st XXX. This debt is not included in the DTI. The file is missing the proof of the debt being paid prior to close.
409051343			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	variance is with in the REO calculation property XXX lender used a loss of XXX and the XXXing documentation in the file shows a loss of XXX
409051360			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Qualifying total debt to income ratio is XXX% difference AUS calculated HOA monthly payment of XXX per month, actual HOA monthly payment is XXX per month, difference of XXX per month.
409051371			XXX	Loan Purpose	the1003Page	XXX	XXX	Per the final CD and AUS-DU approval, the subject loan transaction is a XXX.
409051381			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Due to missing proof of omission for the XXX accounts
409051384			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	The file has two variances. XXX) HOA fee's the appraisal HOA fees are $XXX. the lender used $XXX. XXX EO mtg payment, the Statement States the payment is XXX and the lender used $XXX.
409051443			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	ratios are higher due to tax cert in file showing an increase from XXX to XXX
409051389			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	The DTI is in line with origination
409051401			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX
Qualifying total debt to income ratio is XXX%. AUS and 1003 and XXX show different income amounts for Borrower 1. AUS showed borrower income plus Bonus. 1003 shows borrower had a loss of XXX and XXX respectfully on k-XXX and XXX's. Additionally, AUS showed monthly neg rent on property located on XXX XXX as XXX but did not factor in tax and haz insurance, total neg rent on this property is XXX per month.

409051328			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	The qualifying total DTI XXX% the discrepancy is a XXX with the XXX lease.
409051342			XXX	Loan Purpose	the1003Page	XXX	XXX	XXX transaction per file
409051349			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	The total DTI is XXX% the discrepancy is due to the XXX difference with the monthly HOA Dues.
409051447			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Audited calculated income is XXX xx, Lender calculated XXX causing DTI variance.
409051394			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	used XXX less income than reported. Difference is from the bonus and wage earner income from B1.
409051413			XXX	Loan Purpose	the1003Page	XXX	XXX	Loan is XXX
409051429			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	DTI is within guideline, income a slightly lower
409051323			XXX	Loan Purpose	the1003Page	XXX	XXX	The XXX is a XXX for primary residence.
409051347			XXX	Loan Purpose	the1003Page	XXX	XXX	XXX Confirmed with Final 1003 and XXX
409051361			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	REO Lender calculations are slightly lower than auditor calculated with documentation in file.
409051377			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	DU resub is required due to missing hoi($XXX) and corrected tax($XXX) / hoa dues($XXX).
409051410			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Qualifying DTI is slightly higher than Lenders information due to reviewers rental loss calculation being slightly higher. DTI still meets guidelines
409051411			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Discrepancy due to auditor's negative net rental calculation of XXX versus underwriter's negative net rental of $XXX.